Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.5%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	703,700
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	1,041,650
12/01/2038	4.000%	300,000	358,911
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,315,500
Total			3,419,761
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	230,882
International Leadership Charter School
Series 2013
07/01/2023	5.000%	765,000	797,105
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	464,104
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	1,082,977
Total			2,575,068
Health Services 1.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,954,132
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	561,013
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	253,765
06/01/2030	5.000%	300,000	338,354
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	486,487
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	208,690
07/01/2034	5.000%	200,000	252,309
07/01/2035	5.000%	200,000	251,960
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	267,816
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	619,880
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,167,453
Series 2018
07/01/2031	5.000%	170,000	215,736
07/01/2032	5.000%	210,000	265,984
07/01/2033	5.000%	205,000	258,970
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,269,466
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	816,149
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New School
Series 2015A
07/01/2029	5.000%	450,000	523,458
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	966,762
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,724,326
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	217,853
07/01/2030	5.000%	150,000	186,376
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	520,363
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,611,864
St. Lawrence County Industrial Development Agency(c)
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	253,643
09/01/2039	5.000%	200,000	253,002
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	717,572
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	324,917
Total			16,534,168
Hospital 11.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	465,953
07/01/2028	5.000%	360,000	418,962
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,204,065
12/01/2025	5.000%	1,115,000	1,236,530
12/01/2027	5.000%	1,225,000	1,356,703
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,606,169
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	524,129
07/01/2026	5.000%	350,000	406,185
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,505,122
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,184,112
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,404,557
07/01/2033	5.000%	675,000	757,420
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	380,673
07/01/2036	5.000%	1,000,000	1,265,698
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,174,001
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	352,951
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,454,987
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,128,598
07/01/2031	5.000%	1,000,000	1,127,668
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,627,018
07/01/2036	5.000%	1,000,000	1,311,054

2	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,220,519
Total			26,113,074
Local General Obligation 17.4%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,289,812
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,913,177
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,706,252
Series 2019E
08/01/2025	5.000%	1,000,000	1,187,392
Series 2020A-1
08/01/2033	5.000%	1,000,000	1,329,541
Series 2020D
08/01/2031	5.000%	2,000,000	2,678,122
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,395,252
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	444,203
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,120,418
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,174,357
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,612,198
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,567,922
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,657,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,444,041
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,630,203
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	934,244
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	570,057
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,386,843
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,439,130
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,286,723
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,281,456
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,029,475
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	301,074
Total			38,379,584
Multi-Family 1.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	914,365
10/01/2029	5.000%	1,290,000	1,609,514

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	508,329
05/01/2031	5.000%	400,000	482,149
Total			3,514,357
Municipal Power 6.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,268,200
Series 2016B
09/01/2025	5.000%	2,500,000	2,973,822
09/01/2027	5.000%	1,000,000	1,226,131
09/01/2030	5.000%	2,750,000	3,339,489
Series 2020A
09/01/2033	5.000%	500,000	669,602
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	900,450
General
Series 2017
09/01/2035	5.000%	1,200,000	1,499,026
Series 2012B
09/01/2026	5.000%	1,510,000	1,589,030
Total			14,465,750
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,415,000	1,575,985
Other Bond Issue 1.0%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	119,034
Series 2015
07/01/2029	5.000%	545,000	630,995
07/01/2031	5.000%	715,000	826,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	609,622
Total			2,185,675
Other Industrial Development Bond 1.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,529,961
Other Revenue 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	354,490
Pool / Bond Bank 1.7%
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,164,027
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	662,861
Total			3,826,888
Ports 6.5%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,287,347
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,674,359
Series 2018-209
07/15/2034	5.000%	2,500,000	3,157,097
Series 2018-211
09/01/2036	5.000%	1,000,000	1,262,133
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,142,581
Series 2018-207
09/15/2024	5.000%	1,985,000	2,270,160

4	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,284,692
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,207,465
Total			14,285,834
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	541,274
07/01/2027	5.000%	600,000	680,896
Series 2015
06/01/2026	5.000%	225,000	262,230
06/01/2028	5.000%	250,000	289,363
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	516,370
01/01/2035	5.000%	590,000	676,078
Total			2,966,211
Refunded / Escrowed 6.2%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	170,700
07/01/2029	5.000%	175,000	199,150
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	524,294
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	508,305
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	341,400
Geneva Development Corp.
Prerefunded 09/01/22 Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	631,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,475,293
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,276,003
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,700,505
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,720,000	1,758,601
Total			13,585,845
Retirement Communities 2.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	910,423
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	636,247
11/15/2030	5.000%	650,000	748,990
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,183,605
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,118,150
07/01/2034	5.000%	1,000,000	1,105,654
Total			5,703,069
Single Family 0.3%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	580,000	630,428

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 11.7%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,539,657
Future Tax Secured
Subordinated Series 2020
11/01/2035	4.000%	500,000	618,784
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,273,595
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	613,191
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,586,974
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,527,682
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,885,302
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,237,089
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,573,221
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,213,908
03/15/2039	4.000%	1,130,000	1,364,035
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,314,832
Total			25,748,270
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,221,699
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,165,000	2,169,928
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,436,579
Total			4,606,507
Transportation 6.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,170,742
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,178,152
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,102,407
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	870,883
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,578,507
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,318,144
Total			13,218,835
Turnpike / Bridge / Toll Road 5.9%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2038	4.000%	200,000	245,642
01/01/2039	4.000%	275,000	336,900
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,135,974
01/01/2032	5.000%	1,000,000	1,149,069
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,191,260
Series 2019B
01/01/2036	5.000%	2,000,000	2,592,384

6	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,774,472
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,519,922
Total			12,945,623
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	821,530
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,331,937
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	168,898
04/01/2028	5.000%	175,000	203,426
Total			2,525,791
Total Municipal Bonds (Cost $200,391,791)			216,867,005
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	200,201	200,181
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	1,914,095	1,914,095
Total Money Market Funds (Cost $2,114,296)		2,114,276
Total Investments in Securities (Cost: $202,506,087)		218,981,281
Other Assets & Liabilities, Net		1,096,418
Net Assets		220,077,699

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $2,767,600, which represents 1.26% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2021	7

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3QT204_10_L01_(09/21)